American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	2,109,581	$ 122,693
AMCAP Fund, Class R-6	3,730,494	122,360
New Perspective Fund, Class R-6	2,722,746	122,360
The Growth Fund of America, Class R-6	2,415,321	122,360
EuroPacific Growth Fund, Class R-6	1,334,639	69,909
The New Economy Fund, Class R-6	1,519,097	69,863
New World Fund, Inc., Class R-6	1,029,491	69,851
		699,396
Growth-and-income funds 45%
The Investment Company of America, Class R-6	4,092,434	157,395
Washington Mutual Investors Fund, Class R-6	3,400,930	157,395
Fundamental Investors, Class R-6	2,340,965	139,896
American Mutual Fund, Class R-6	3,331,345	139,883
Capital World Growth and Income Fund, Class R-6	2,511,740	122,397
International Growth and Income Fund, Class R-6	2,112,792	69,913
		786,879
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,682,523	87,665
American Balanced Fund, Class R-6	3,178,465	87,503
		175,168
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,368,230	88,455
Total investment securities 100% (cost: $1,682,002,000)		1,749,898
Other assets less liabilities 0%		(392)
Net assets 100%		$1,749,506
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 18

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	6,480,042	$ 376,879
AMCAP Fund, Class R-6	11,435,715	375,092
The Growth Fund of America, Class R-6	7,385,497	374,149
New Perspective Fund, Class R-6	8,320,920	373,942
EuroPacific Growth Fund, Class R-6	4,079,294	213,674
The New Economy Fund, Class R-6	4,644,015	213,578
New World Fund, Inc., Class R-6	3,143,583	213,292
		2,140,606
Growth-and-income funds 45%
The Investment Company of America, Class R-6	12,521,190	481,565
Washington Mutual Investors Fund, Class R-6	10,405,466	481,565
American Mutual Fund, Class R-6	10,219,945	429,135
Fundamental Investors, Class R-6	7,161,819	427,990
Capital World Growth and Income Fund, Class R-6	7,682,416	374,364
International Growth and Income Fund, Class R-6	6,461,311	213,805
		2,408,424
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	8,221,052	268,664
American Balanced Fund, Class R-6	9,746,668	268,326
		536,990
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,542,464	271,445
Total investment securities 100% (cost: $5,006,448,000)		5,357,465
Other assets less liabilities 0%		(1,182)
Net assets 100%		$5,356,283
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 18

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	12,181,785	$ 708,493
AMCAP Fund, Class R-6	21,488,241	704,814
The Growth Fund of America, Class R-6	13,890,170	703,676
New Perspective Fund, Class R-6	15,634,432	702,611
The New Economy Fund, Class R-6	8,737,473	401,837
New World Fund, Inc., Class R-6	5,913,015	401,198
EuroPacific Growth Fund, Class R-6	7,655,599	401,000
		4,023,629
Growth-and-income funds 45%
The Investment Company of America, Class R-6	23,534,945	905,154
Washington Mutual Investors Fund, Class R-6	19,557,961	905,142
American Mutual Fund, Class R-6	19,206,472	806,480
Fundamental Investors, Class R-6	13,461,180	804,440
Capital World Growth and Income Fund, Class R-6	14,441,572	703,738
International Growth and Income Fund, Class R-6	12,132,397	401,461
		4,526,415
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	15,459,258	505,209
American Balanced Fund, Class R-6	18,334,235	504,741
		1,009,950
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	36,734,294	510,240
Total investment securities 100% (cost: $9,185,864,000)		10,070,234
Other assets less liabilities 0%		(2,297)
Net assets 100%		$10,067,937
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 18

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	14,571,561	$ 847,482
AMCAP Fund, Class R-6	25,722,408	843,695
The Growth Fund of America, Class R-6	16,589,258	840,412
New Perspective Fund, Class R-6	18,670,471	839,051
The New Economy Fund, Class R-6	10,431,875	479,762
EuroPacific Growth Fund, Class R-6	9,143,990	478,962
New World Fund, Inc., Class R-6	7,058,004	478,885
		4,808,249
Growth-and-income funds 40%
Washington Mutual Investors Fund, Class R-6	20,924,154	968,370
The Investment Company of America, Class R-6	25,140,210	966,893
American Mutual Fund, Class R-6	20,231,229	849,509
Fundamental Investors, Class R-6	14,135,430	844,733
Capital World Growth and Income Fund, Class R-6	14,898,478	726,003
International Growth and Income Fund, Class R-6	14,502,605	479,891
		4,835,399
Equity-income and Balanced funds 15%
American Balanced Fund, Class R-6	26,032,198	716,666
American Funds Global Balanced Fund, Class R-6	18,433,428	602,405
The Income Fund of America, Class R-6	10,150,706	229,203
Capital Income Builder, Class R-6	3,760,202	228,921
		1,777,195
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	43,550,397	604,915
Total investment securities 100% (cost: $10,968,266,000)		12,025,758
Other assets less liabilities 0%		(2,975)
Net assets 100%		$12,022,783
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 18

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	19,880,987	$ 1,156,278
AMCAP Fund, Class R-6	35,104,520	1,151,428
The Growth Fund of America, Class R-6	22,699,009	1,149,932
New Perspective Fund, Class R-6	25,549,443	1,148,192
The New Economy Fund, Class R-6	14,280,460	656,759
EuroPacific Growth Fund, Class R-6	12,526,271	656,126
New World Fund, Inc., Class R-6	9,664,638	655,746
		6,574,461
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	28,387,674	1,313,781
The Investment Company of America, Class R-6	30,100,415	1,157,662
American Mutual Fund, Class R-6	23,713,501	995,730
Fundamental Investors, Class R-6	16,594,008	991,658
Capital World Growth and Income Fund, Class R-6	17,024,721	829,615
International Growth and Income Fund, Class R-6	15,170,225	501,983
		5,790,429
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	35,945,152	989,570
American Funds Global Balanced Fund, Class R-6	30,056,049	982,232
The Income Fund of America, Class R-6	28,488,109	643,261
Capital Income Builder, Class R-6	10,551,152	642,354
		3,257,417
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	60,015,853	833,620
Total investment securities 100% (cost: $14,833,422,000)		16,455,927
Other assets less liabilities 0%		(3,919)
Net assets 100%		$16,452,008
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	23,923,975	6,132,074	—	30,056,049	$ —	$ 57,052	$ 15,561	$ 982,232
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,455,418	12,221,180	1,660,745	60,015,853	(1,026)	37,236	12,814	833,620
Total 11%					$(1,026)	$94,288	$28,375	$1,815,852
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 6 of 18

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 35%	Shares	Value (000)
New Perspective Fund, Class R-6	29,128,514	$ 1,309,035
The Growth Fund of America, Class R-6	22,488,950	1,139,290
SMALLCAP World Fund, Inc., Class R-6	19,576,194	1,138,552
AMCAP Fund, Class R-6	34,711,845	1,138,549
EuroPacific Growth Fund, Class R-6	14,238,305	745,802
The New Economy Fund, Class R-6	12,613,624	580,101
New World Fund, Inc., Class R-6	8,496,667	576,499
		6,627,828
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	32,570,827	1,507,378
The Investment Company of America, Class R-6	34,237,891	1,316,789
American Mutual Fund, Class R-6	26,968,324	1,132,400
Fundamental Investors, Class R-6	18,836,311	1,125,658
Capital World Growth and Income Fund, Class R-6	19,179,166	934,601
International Growth and Income Fund, Class R-6	16,888,238	558,832
		6,575,658
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	34,674,893	1,133,175
American Balanced Fund, Class R-6	41,123,425	1,132,128
The Income Fund of America, Class R-6	33,427,626	754,796
Capital Income Builder, Class R-6	12,380,586	753,730
		3,773,829
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	107,611,779	1,494,727
American Funds Inflation Linked Bond Fund, Class R-6	36,640,110	362,371
		1,857,098
Total investment securities 100% (cost: $17,106,738,000)		18,834,413
Other assets less liabilities 0%		(4,712)
Net assets 100%		$18,829,701
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 7 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	28,517,153	6,157,740	—	34,674,893	$ —	$ 67,509	$ 18,315	$1,133,175
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	84,643,213	24,459,079	1,490,513	107,611,779	(685)	63,709	22,499	1,494,727
American Funds Inflation Linked Bond Fund, Class R-6	25,396,258	11,243,852	—	36,640,110	—	12,048	6,225	362,371
								1,857,098
Total 16%					$(685)	$143,266	$47,039	$2,990,273
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 8 of 18

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 21%	Shares	Value (000)
New Perspective Fund, Class R-6	26,093,287	$ 1,172,632
The Growth Fund of America, Class R-6	18,615,948	943,084
AMCAP Fund, Class R-6	28,678,407	940,652
SMALLCAP World Fund, Inc., Class R-6	13,017,609	757,104
EuroPacific Growth Fund, Class R-6	12,827,786	671,919
New World Fund, Inc., Class R-6	4,379,143	297,125
The New Economy Fund, Class R-6	5,102,953	234,685
		5,017,201
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	40,406,609	1,870,018
The Investment Company of America, Class R-6	42,522,021	1,635,397
Fundamental Investors, Class R-6	23,571,449	1,408,630
American Mutual Fund, Class R-6	33,409,124	1,402,849
Capital World Growth and Income Fund, Class R-6	23,916,702	1,165,461
International Growth and Income Fund, Class R-6	21,013,819	695,347
		8,177,702
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	42,993,346	1,405,023
American Balanced Fund, Class R-6	50,988,872	1,403,724
The Income Fund of America, Class R-6	41,272,294	931,928
Capital Income Builder, Class R-6	15,286,225	930,625
		4,671,300
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	120,361,321	1,671,819
American Funds Mortgage Fund, Class R-6	111,008,172	1,124,513
Capital World Bond Fund, Class R-6	55,411,677	1,120,978
American Funds Inflation Linked Bond Fund, Class R-6	93,070,950	920,472
Intermediate Bond Fund of America, Class R-6	66,330,404	896,787
		5,734,569
Total investment securities 100% (cost: $21,518,547,000)		23,600,772
Other assets less liabilities 0%		(5,214)
Net assets 100%		$23,595,558
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 9 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	35,790,894	7,202,452	—	42,993,346	$ —	$ 85,684	$ 23,058	$1,405,023
Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	104,505,582	16,778,138	922,399	120,361,321	(393)	75,571	26,460	1,671,819
American Funds Mortgage Fund, Class R-6	77,834,066	33,174,106	—	111,008,172	—	36,476	18,192	1,124,513
Capital World Bond Fund, Class R-6	39,600,883	15,810,794	—	55,411,677	—	58,772	17,801	1,120,978
American Funds Inflation Linked Bond Fund, Class R-6	70,990,951	22,079,999	—	93,070,950	—	31,774	17,456	920,472
								4,837,782
Total 26%					$(393)	$288,277	$102,967	$6,242,805
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 10 of 18

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
New Perspective Fund, Class R-6	22,958,007	$ 1,031,733
AMCAP Fund, Class R-6	24,888,976	816,358
The Growth Fund of America, Class R-6	12,242,009	620,180
EuroPacific Growth Fund, Class R-6	11,236,250	588,555
SMALLCAP World Fund, Inc., Class R-6	3,464,717	201,508
New World Fund, Inc., Class R-6	1,090,442	73,987
		3,332,321
Growth-and-income funds 30%
Washington Mutual Investors Fund, Class R-6	28,900,540	1,337,517
The Investment Company of America, Class R-6	34,164,024	1,313,948
American Mutual Fund, Class R-6	30,355,792	1,274,640
Fundamental Investors, Class R-6	18,507,984	1,106,037
Capital World Growth and Income Fund, Class R-6	21,854,927	1,064,991
International Growth and Income Fund, Class R-6	13,499,889	446,711
		6,543,844
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	39,396,085	1,287,464
American Balanced Fund, Class R-6	46,758,845	1,287,271
The Income Fund of America, Class R-6	37,862,148	854,927
Capital Income Builder, Class R-6	14,037,240	854,587
		4,284,249
Fixed income funds 35%
Intermediate Bond Fund of America, Class R-6	140,543,064	1,900,142
U.S. Government Securities Fund, Class R-6	94,370,097	1,310,801
American Funds Mortgage Fund, Class R-6	106,924,904	1,083,149
Capital World Bond Fund, Class R-6	53,372,034	1,079,716
American Funds Inflation Linked Bond Fund, Class R-6	108,272,135	1,070,812
The Bond Fund of America, Class R-6	78,382,185	1,029,158
		7,473,778
Total investment securities 100% (cost: $19,984,802,000)		21,634,192
Other assets less liabilities 0%		(5,353)
Net assets 100%		$21,628,839
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 11 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	33,279,911	6,116,174	—	39,396,085	$ —	$ 79,497	$ 21,300	$1,287,464
Fixed income funds 30%
Intermediate Bond Fund of America, Class R-6	107,777,414	33,277,778	512,128	140,543,064	61	54,372	27,738	1,900,142
U.S. Government Securities Fund, Class R-6	83,314,286	11,734,401	678,590	94,370,097	(191)	59,879	21,001	1,310,801
American Funds Mortgage Fund, Class R-6	90,681,606	16,243,298	—	106,924,904	—	40,076	19,406	1,083,149
Capital World Bond Fund, Class R-6	46,148,993	7,223,041	—	53,372,034	—	63,628	19,470	1,079,716
American Funds Inflation Linked Bond Fund, Class R-6	88,121,124	20,151,011	—	108,272,135	—	37,818	21,700	1,070,812
								6,444,620
Total 36%					$(130)	$335,270	$130,615	$7,732,084
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 12 of 18

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 6%	Shares	Value (000)
New Perspective Fund, Class R-6	8,139,439	$ 365,786
AMCAP Fund, Class R-6	10,795,505	354,093
The Growth Fund of America, Class R-6	3,910,539	198,108
EuroPacific Growth Fund, Class R-6	976,515	51,150
		969,137
Growth-and-income funds 26%
American Mutual Fund, Class R-6	22,422,244	941,510
Washington Mutual Investors Fund, Class R-6	17,446,639	807,430
The Investment Company of America, Class R-6	20,954,188	805,898
Fundamental Investors, Class R-6	10,882,161	650,318
Capital World Growth and Income Fund, Class R-6	13,208,659	643,658
International Growth and Income Fund, Class R-6	5,329,969	176,369
		4,025,183
Equity-income and Balanced funds 24%
The Income Fund of America, Class R-6	57,897,015	1,307,314
Capital Income Builder, Class R-6	21,246,151	1,293,466
American Balanced Fund, Class R-6	23,921,405	658,556
American Funds Global Balanced Fund, Class R-6	16,474,317	538,381
		3,797,717
Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	104,209,008	1,408,905
The Bond Fund of America, Class R-6	93,508,080	1,227,761
American Funds Inflation Linked Bond Fund, Class R-6	108,779,346	1,075,828
American Funds Mortgage Fund, Class R-6	91,444,674	926,335
U.S. Government Securities Fund, Class R-6	56,754,440	788,319
Capital World Bond Fund, Class R-6	38,307,542	774,962
American High-Income Trust, Class R-6	72,927,919	738,030
		6,940,140
Total investment securities 100% (cost: $14,494,555,000)		15,732,177
Other assets less liabilities 0%		(3,864)
Net assets 100%		$15,728,313
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 13 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Fixed income funds 32%
Intermediate Bond Fund of America, Class R-6	93,805,858	11,424,504	1,021,354	104,209,008	$ (160)	$ 44,885	$ 22,405	$ 1,408,905
American Funds Inflation Linked Bond Fund, Class R-6	94,398,580	14,380,766	—	108,779,346	—	38,588	23,137	1,075,828
American Funds Mortgage Fund, Class R-6	81,739,786	10,123,109	418,221	91,444,674	(111)	35,544	17,036	926,335
U.S. Government Securities Fund, Class R-6	54,159,627	3,076,605	481,792	56,754,440	(255)	38,009	13,179	788,319
Capital World Bond Fund, Class R-6	35,794,331	2,513,211	—	38,307,542	—	47,892	14,664	774,962
Total 32%					$(526)	$204,918	$90,421	$4,974,349
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 14 of 18

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 1%	Shares	Value (000)
AMCAP Fund, Class R-6	218,828	$ 7,178
New Perspective Fund, Class R-6	159,713	7,177
The Growth Fund of America, Class R-6	90,887	4,604
		18,959
Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,354,200	308,803
The Investment Company of America, Class R-6	6,684,753	257,095
Washington Mutual Investors Fund, Class R-6	5,551,901	256,942
Fundamental Investors, Class R-6	3,440,423	205,600
Capital World Growth and Income Fund, Class R-6	4,206,030	204,960
International Growth and Income Fund, Class R-6	1,559,237	51,595
		1,284,995
Equity-income and Balanced funds 29%
The Income Fund of America, Class R-6	26,834,932	605,933
Capital Income Builder, Class R-6	9,898,834	602,641
American Balanced Fund, Class R-6	5,800,415	159,686
American Funds Global Balanced Fund, Class R-6	4,684,711	153,096
		1,521,356
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	34,364,900	464,613
The Bond Fund of America, Class R-6	31,490,529	413,471
American Funds Inflation Linked Bond Fund, Class R-6	36,487,207	360,859
American Funds Mortgage Fund, Class R-6	30,539,427	309,364
American High-Income Trust, Class R-6	25,508,636	258,147
Capital World Bond Fund, Class R-6	12,742,263	257,776
U.S. Government Securities Fund, Class R-6	18,528,143	257,356
		2,321,586
Total investment securities 100% (cost: $4,748,657,000)		5,146,896
Other assets less liabilities 0%		(1,407)
Net assets 100%		$5,145,489
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 15 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	34,846,747	3,022,766	1,382,306	36,487,207	$ (106)	$ 13,378	$ 8,482	$ 360,859
American Funds Mortgage Fund, Class R-6[1]	29,393,481	2,078,626	932,680	30,539,427	(219)	12,605	5,915	—
Total 7%					$(325)	$25,983	$14,397	$360,859
[1]	Unaffiliated issuer at 7/31/2019.
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 16 of 18

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	4,086,128	$ 171,577
The Investment Company of America, Class R-6	3,578,766	137,639
Washington Mutual Investors Fund, Class R-6	2,971,536	137,523
Capital World Growth and Income Fund, Class R-6	2,767,982	134,884
Fundamental Investors, Class R-6	1,732,313	103,523
International Growth and Income Fund, Class R-6	84,895	2,809
		687,955
Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	17,962,086	405,584
Capital Income Builder, Class R-6	6,627,411	403,476
American Balanced Fund, Class R-6	3,664,507	100,884
American Funds Global Balanced Fund, Class R-6	3,067,256	100,238
		1,010,182
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,552,073	467,144
The Bond Fund of America, Class R-6	20,640,149	271,005
American Funds Inflation Linked Bond Fund, Class R-6	23,911,604	236,486
American Funds Mortgage Fund, Class R-6	19,996,446	202,564
American High-Income Trust, Class R-6	16,658,098	168,580
Capital World Bond Fund, Class R-6	8,296,603	167,840
Short-Term Bond Fund of America, Class R-6	16,048,735	159,524
U.S. Government Securities Fund, Class R-6	1,649,090	22,906
		1,696,049
Total investment securities 100% (cost: $3,210,503,000)		3,394,186
Other assets less liabilities 0%		(834)
Net assets 100%		$3,393,352
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 17 of 18

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2019, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-850-0919O-S73093	American Funds Target Date Retirement Series — Page 18 of 18